CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 2,545,668	$ 6,119,815
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	(3,551,414)	(7,094,752)
Changes in assets and liabilities
(Increase) Decrease in other assets	4,541	4,259
(Decrease) Increase in accounts payable and accrued expenses	(27)	(15,973)
(Decrease) Increase in accounts payable affiliates	(2,632,811)	(443,708)
Net cash (used in) provided by operating activities	(3,634,043)	(1,430,359)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	3,551,414	7,094,498
Net cash (used in) provided by investing activities	3,551,414	7,094,498
Cash flows from financing activities:
Distributions	(8,366,058)	(1,466,663)
Net cash used in financing activities	(8,366,058)	(1,466,663)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(8,448,687)	4,197,476
Cash and cash equivalents, beginning	10,819,585	6,622,109
Cash and cash equivalents, ending	2,370,898	10,819,585
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	1,249,375	0
Series 20
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 21
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 22
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 23
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 24
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 25
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 26
Cash flows from operating activities:
Net income (loss)	(91,580)	(47,101)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	(20,845)	(18,800)
Changes in assets and liabilities
(Increase) Decrease in other assets	75	(75)
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	(2,199)	2,199
Net cash (used in) provided by operating activities	(114,549)	(63,777)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	20,845	18,800
Net cash (used in) provided by investing activities	20,845	18,800
Cash flows from financing activities:
Distributions	(437,323)	0
Net cash used in financing activities	(437,323)	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(531,027)	(44,977)
Cash and cash equivalents, beginning	531,027	576,004
Cash and cash equivalents, ending	0	531,027
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 27
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 28
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 29
Cash flows from operating activities:
Net income (loss)	(36,279)	(12,814)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	(29,999)	(44,500)
Changes in assets and liabilities
(Increase) Decrease in other assets	(352)	(2,148)
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	(18,837)	21,752
Net cash (used in) provided by operating activities	(85,467)	(37,710)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	29,999	44,500
Net cash (used in) provided by investing activities	29,999	44,500
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(55,468)	6,790
Cash and cash equivalents, beginning	164,236	157,446
Cash and cash equivalents, ending	108,768	164,236
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 30
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 31
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 32
Cash flows from operating activities:
Net income (loss)	(81,264)	2,525,949
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	(23,823)	(2,571,228)
Changes in assets and liabilities
(Increase) Decrease in other assets	74	(74)
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	(4,847)	(78,664)
Net cash (used in) provided by operating activities	(109,860)	(124,017)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	23,823	2,571,228
Net cash (used in) provided by investing activities	23,823	2,571,228
Cash flows from financing activities:
Distributions	(2,554,377)	0
Net cash used in financing activities	(2,554,377)	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,640,414)	2,447,211
Cash and cash equivalents, beginning	2,640,414	193,203
Cash and cash equivalents, ending	0	2,640,414
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 33
Cash flows from operating activities:
Net income (loss)	(87,109)	2,473,777
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	(23,823)	(2,492,020)
Changes in assets and liabilities
(Increase) Decrease in other assets	74	(74)
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	(4,992)	4,992
Net cash (used in) provided by operating activities	(115,850)	(13,325)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	23,823	2,492,020
Net cash (used in) provided by investing activities	23,823	2,492,020
Cash flows from financing activities:
Distributions	(2,948,609)	0
Net cash used in financing activities	(2,948,609)	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,040,636)	2,478,695
Cash and cash equivalents, beginning	3,040,636	561,941
Cash and cash equivalents, ending	0	3,040,636
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 34
Cash flows from operating activities:
Net income (loss)	(65,928)	(43,305)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	(20,800)
Changes in assets and liabilities
(Increase) Decrease in other assets	74	(74)
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	18,492	24,102
Net cash (used in) provided by operating activities	(47,362)	(40,077)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	20,800
Net cash (used in) provided by investing activities	0	20,800
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(47,362)	(19,277)
Cash and cash equivalents, beginning	129,067	148,344
Cash and cash equivalents, ending	81,705	129,067
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 35
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 36
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 37
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 38
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 39
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 40
Cash flows from operating activities:
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	0
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	0
Net cash (used in) provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 41
Cash flows from operating activities:
Net income (loss)	1,032,291	13,924
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	(1,151,653)	(98,100)
Changes in assets and liabilities
(Increase) Decrease in other assets	437	(437)
(Decrease) Increase in accounts payable and accrued expenses	(1)	1
(Decrease) Increase in accounts payable affiliates	(1,441,470)	43,016
Net cash (used in) provided by operating activities	(1,560,396)	(41,596)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	1,151,653	98,100
Net cash (used in) provided by investing activities	1,151,653	98,100
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(408,743)	56,504
Cash and cash equivalents, beginning	408,743	352,239
Cash and cash equivalents, ending	0	408,743
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	1,249,375	0
Series 42
Cash flows from operating activities:
Net income (loss)	143,547	663,263
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	(247,877)	(722,454)
Changes in assets and liabilities
(Increase) Decrease in other assets	82	11,218
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	(36,736)	36,736
Net cash (used in) provided by operating activities	(140,984)	(11,237)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	247,877	722,200
Net cash (used in) provided by investing activities	247,877	722,200
Cash flows from financing activities:
Distributions	(2,425,749)	0
Net cash used in financing activities	(2,425,749)	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,318,856)	710,963
Cash and cash equivalents, beginning	2,318,856	1,607,893
Cash and cash equivalents, ending	0	2,318,856
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 43
Cash flows from operating activities:
Net income (loss)	0	50,372
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	0	(186,635)
Changes in assets and liabilities
(Increase) Decrease in other assets	0	0
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	0	0
Net cash (used in) provided by operating activities	0	(136,263)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	0	186,635
Net cash (used in) provided by investing activities	0	186,635
Cash flows from financing activities:
Distributions	0	(1,466,663)
Net cash used in financing activities	0	(1,466,663)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(1,416,291)
Cash and cash equivalents, beginning	0	1,416,291
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 44
Cash flows from operating activities:
Net income (loss)	758,807	488,406
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	(815,747)	(612,172)
Changes in assets and liabilities
(Increase) Decrease in other assets	205	(205)
(Decrease) Increase in accounts payable and accrued expenses	(26)	(3,974)
(Decrease) Increase in accounts payable affiliates	(371,220)	36,818
Net cash (used in) provided by operating activities	(427,981)	(91,127)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	815,747	612,172
Net cash (used in) provided by investing activities	815,747	612,172
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	387,766	521,045
Cash and cash equivalents, beginning	842,738	321,693
Cash and cash equivalents, ending	1,230,504	842,738
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 45
Cash flows from operating activities:
Net income (loss)	596,405	57,082
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	(691,381)	(214,717)
Changes in assets and liabilities
(Increase) Decrease in other assets	2,627	(2,627)
(Decrease) Increase in accounts payable and accrued expenses	0	(12,000)
(Decrease) Increase in accounts payable affiliates	(606,165)	(607,163)
Net cash (used in) provided by operating activities	(698,514)	(779,425)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	691,381	214,717
Net cash (used in) provided by investing activities	691,381	214,717
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,133)	(564,708)
Cash and cash equivalents, beginning	294,663	859,371
Cash and cash equivalents, ending	287,530	294,663
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	0	0
Series 46
Cash flows from operating activities:
Net income (loss)	376,778	(49,738)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
(Gain) loss on disposition of Operating Partnerships	(546,266)	(113,326)
Changes in assets and liabilities
(Increase) Decrease in other assets	1,245	(1,245)
(Decrease) Increase in accounts payable and accrued expenses	0	0
(Decrease) Increase in accounts payable affiliates	(164,837)	72,504
Net cash (used in) provided by operating activities	(333,080)	(91,805)
Cash flows from investing activities:
Proceeds (loss) from the disposition of Operating Partnerships	546,266	113,326
Net cash (used in) provided by investing activities	546,266	113,326
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	213,186	21,521
Cash and cash equivalents, beginning	449,205	427,684
Cash and cash equivalents, ending	662,391	449,205
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner	$ 0	$ 0